Investment Objectives and Goals	Dec. 31, 2025
Brookfield Global Listed Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brookfield Global Listed Real Estate Fund (the “Fund,” or the “Global Real Estate Fund”) seeks total return through growth of capital and current income.
Brookfield Global Listed Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brookfield Global Listed Infrastructure Fund (the “Fund,” or the “Infrastructure Fund”) seeks total return through growth of capital and current income.
Brookfield Next Generation Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND (formerly, Brookfield Global Renewables & Sustainable Infrastructure Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brookfield Next Generation Infrastructure Fund (the “Fund,” or the “Next Generation Fund”) seeks total return through growth of capital and current income.
Oaktree Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	OAKTREE EMERGING MARKETS EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Oaktree Emerging Markets Equity Fund (the “Fund,” or the “Emerging Markets Fund”) seeks long-term growth of capital.